EXPLANATION OF INTERNAL CONTROL REPORT

FORM N-CEN

ATTACHMENT G.1.a.iii.3

Ernst & Young LLP’s internal control report, which is filed as an exhibit to the registrant’s Form N-CEN for VanEck India Growth Leaders ETF (one of the series constituting VanEck ETF Trust) for the fiscal year ended December 31, 2021, discusses a material weakness in the registrant’s internal control over financial reporting.  During the period covered by the report, the registrant’s internal control regarding the determination of the valuation of an unlisted privately held security did not operate as designed at December 31, 2021. While the registrant had an established valuation method, one of the valuation inputs was not updated. Additionally, recently reported private sale transactions of similar companies were not identified in the registrant’s review of news and publications of the security. As the registrant did not consider these transactions, the valuation of the security was materially understated, thus resulting in corrections to the registrant’s December 31, 2021 financial statements prior to issuance. The registrant has enhanced its internal controls over privately held securities using established valuation methods to ensure that data inputs utilized are updated timely.  The registrant also will expand its data search beyond established data sources to discover any additional information relevant to a privately held security’s valuation and will consider the use of third-party valuation specialists, where deemed appropriate.